Activity in Real Estate Assets Held for Sale (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013 Property	Dec. 31, 2012 Property	Dec. 31, 2011 Property
Long Lived Assets Held-for-sale [Line Items]
Number of Properties, Beginning Balance	7	10	3
Transfers from real estate investments	6	26	24
Transfers to held and used			(1)
Sales (Note 11)	(7)	(29)	(16)
Number of Properties, Ending Balance	6	7	10
Carrying Value, Beginning Balance	$ 5,898	$ 9,634	$ 2,807
Transfers from real estate investments	42,087	27,364	15,289
Transfers to held and used			(717)
Sales (Note 11)	(5,036)	(31,100)	(7,745)
Carrying Value, Ending Balance	$ 42,949	$ 5,898	$ 9,634